Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 14, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents			$ 81,151	$ 49,292
Restricted cash			5,307	7,366
Ship mortgage notes and premium			572,214	571,597
Other long-term debt			407,687	441,233
Due from related parties, long-term			54,593	80,646
Carrying amount of investment in Navios Midstream			125,062	196,695
Navios Midstream
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investment in affiliates			120,007
Carrying amount of investment in Navios Midstream			113,662	184,834	$ 191,968	$ 183,141
Equity Method Investment, Other than Temporary Impairment		$ 59,104
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents			81,151	49,292
Restricted cash			5,307	7,366
Ship mortgage notes and premium			572,214	571,597
Investment in affiliates			120,007
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt	[1]		407,687	441,233
Due from related parties, long-term	[2]		$ 54,593	$ 80,646

[1]	The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
[2]	The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.